Taxation (Narrative) (Details) ¥ in Thousands		12 Months Ended				72 Months Ended
	Oct. 08, 2013 CNY (¥)	Jun. 30, 2015 USD ($)	Jun. 30, 2015 CNY (¥)	Jun. 30, 2014 CNY (¥)	Jun. 30, 2013 CNY (¥)	Dec. 31, 2016	Jun. 30, 2015 CNY (¥)	Jun. 30, 2013 USD ($)
Income Tax [Line Items]
Income tax rate		25.00%	25.00%	25.00%	25.00%
Net Loss carry forwards							¥ 30,376
Withholding tax accrued | $								$ 24,283,000
Cash dividend paid out		$ 0	¥ 0	¥ 147,650	¥ 0
Income tax accrued on the undistributed earnings of the Company's PRC subsidiaries | $		$ 0
Unrecognized deferred tax liability on the undistributed earnings of the Company's PRC subsidiaries							¥ 38,915
EIT Law [Member]
Income Tax [Line Items]
Income tax rate		25.00%	25.00%
Withholding tax rate		10.00%	10.00%
High and New Technology Enterprises [Member]
Income Tax [Line Items]
Period to enjoy preferential income tax rate		3 years	3 years
High and New Technology Enterprises [Member] | EIT Law [Member]
Income Tax [Line Items]
Preferential income tax rate		15.00%	15.00%
Beijing Wangpin [Member]
Income Tax [Line Items]
Preferential income tax rate						15.00%
Cash dividend paid out	¥ 224,100
Cash dividend paid to and received by the Company	201,690
Cash dividend paid to local Tax Bureau as withholding tax associated with distribution plan	¥ 22,410
Company's PRC entities Except Beijing Wangpin [Member] | EIT Law [Member]
Income Tax [Line Items]
Income tax rate		25.00%	25.00%